Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Raw materials, components, consumables and manufacturing work in progress	kr 8,209	kr 7,484
Finished products and goods for resale	8,742	9,667
Contract work in progress	13,912	12,104
Inventories, net	kr 30,863	kr 29,255	kr 25,547